Investments in Associates - Aggregate Cash Investments (Details) - USD ($) $ in Millions						12 Months Ended
	Jan. 15, 2019	Jan. 01, 2019	Oct. 01, 2018	Jul. 16, 2018	Feb. 14, 2018	Dec. 31, 2019
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid		$ (561.5)	$ (670.5)
Seaspan Corporation
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid						$ 1,000.0
Tranche 1 debentures and warrants | Seaspan Corporation
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid					$ 250.0
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants | Seaspan Corporation
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid				$ 250.0
Tranche 2 debentures and warrants | Seaspan Corporation
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid	$ 250.0
Class A common shares through early exercise of Tranche 2 warrants | Seaspan Corporation
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid	$ 250.0